Asbestos - Asbestos Adjustments (Detail) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Change in estimates:
Change in actuarial estimate - asbestos liability			$ (73.8)	$ (152.1)	$ 44.7
Change in actuarial estimate - insurance receivable			0.0	1.2	(8.2)
Change in estimate - AICF claims-handling costs			1.1	(0.5)	2.1
Subtotal - Change in estimates			(72.7)	(151.4)	38.6
Effect of foreign exchange on Asbestos net liabilities			49.5	(5.3)	2.8
Gain (Loss) on Foreign Currency Forwards Contracts, Asbestos			(0.8)	1.4	(1.0)
Adjustment in Insurance Receivable, Asbestos			2.0	0.0	0.0
Asbestos research and education contribution			0.0	(1.1)	0.0
Total Asbestos Adjustments	$ (43.6)	$ (56.8)	$ (22.0)	$ (156.4)	$ 40.4